Putnam High Yield Fund
The fund's portfolio
8/31/19 (Unaudited)

CORPORATE BONDS AND NOTES (83.7%)(a)
		Principal amount	Value
Advertising and marketing services (0.1%)
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		$760,000	$785,650
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		1,209,000	1,245,270

			2,030,920
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		5,025,000	5,087,813

			5,087,813
Broadcasting (3.2%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		1,500,000	1,569,375
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		3,430,000	3,504,328
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		1,374,000	1,506,248
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		2,759,000	2,896,950
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		3,165,000	3,315,338
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		2,385,000	2,468,475
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		2,684,000	2,727,615
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,852,000	4,211,969
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		1,223,645	1,321,537
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,435,667	2,627,476
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		4,953,000	5,151,120
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		860,000	896,550
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		1,238,000	1,275,140
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,040,000	1,133,298
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,868,000	5,129,655
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		1,420,000	1,405,800
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		1,754,000	1,692,417

			42,833,291
Building materials (1.2%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		711,000	753,660
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		1,679,000	1,739,864
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,600,000	1,548,000
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,004,000	983,920
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	907,300
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		1,760,000	1,850,201
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,275,000	2,340,406
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,239,625
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	231,150
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		3,565,000	3,056,988

			15,651,114
Cable television (5.5%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		1,024,000	1,049,600
Altice Luxembourg SA 144A sr. unsec. notes 10.50%, 5/15/27 (Luxembourg)		2,490,000	2,707,875
Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)		2,335,000	2,410,888
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		470,000	483,513
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		3,125,000	3,292,969
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		6,108,000	6,359,650
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		6,805,000	7,272,844
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		4,259,000	4,509,216
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,847,550
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		1,050,000	1,131,375
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		1,830,000	1,964,963
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		1,034,000	1,035,293
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,924,000	2,183,740
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		7,310,000	8,223,750
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		3,060,000	3,063,825
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		6,965,000	6,625,805
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		715,000	773,988
Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)		1,800,000	1,874,250
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		2,728,000	2,860,990
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,400,000	2,526,000
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		2,501,000	2,600,315
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,309,138
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		1,385,000	1,461,106

			72,568,643
Capital goods (6.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,606,000	3,696,150
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		1,630,000	1,740,025
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)		1,389,815	1,441,933
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		2,295,000	2,320,773
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,530,000	1,597,894
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		2,295,000	2,317,950
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,985,000	3,089,475
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		1,090,000	1,144,500
Berry Global, Inc. 144A notes 4.50%, 2/15/26		805,000	800,975
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		997,000	1,081,745
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,575,000	2,494,531
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		3,730,000	3,711,350
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		2,471,000	2,477,178
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		860,000	915,900
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		1,515,000	1,602,113
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		2,590,000	2,719,500
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,482,000	3,015,630
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		2,335,000	2,556,825
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		3,845,000	4,085,313
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		5,415,000	5,618,063
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		1,637,000	1,698,388
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		450,000	466,875
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		2,230,000	2,174,250
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		1,498,000	1,438,080
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,935,000	4,053,050
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,235,000	5,287,350
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		3,180,000	3,211,800
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		4,587,000	4,770,480
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,989,000	2,053,643
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,469,000	1,329,445
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		808,000	842,340
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		3,836,000	4,025,844
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		4,713,000	5,084,054
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		1,660,000	1,755,450
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		1,465,000	1,574,875
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		1,298,000	1,226,610
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		985,000	874,188

			90,294,545
Chemicals (3.9%)
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		1,935,000	1,869,694
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,865,000	2,843,513
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		3,280,000	3,395,128
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,140,000	3,085,050
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23		910,000	930,584
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		1,889,000	1,676,488
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,781,000	1,758,738
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		5,175,000	4,916,250
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		5,776,000	5,905,960
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		700,000	747,742
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		3,081,000	2,988,570
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		2,135,000	2,212,394
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,930,000	3,003,250
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		3,945,000	3,846,375
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	500,000	554,268
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		$2,745,000	2,932,849
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,745,000	2,913,166
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		1,215,000	1,126,913
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		4,492,000	4,851,360

			51,558,292
Commercial and consumer services (1.5%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		2,250,000	2,309,063
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		3,095,000	3,245,850
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,288,125
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		3,573,000	3,894,570
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		675,000	719,719
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		678,000	703,425
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		3,471,000	3,540,420
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		876,000	953,745
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		3,448,000	3,534,200

			20,189,117
Construction (2.3%)
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,175,000	1,216,536
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		2,879,000	2,839,414
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,470,000	3,600,125
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		2,084,000	2,169,965
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		1,665,000	1,819,013
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		3,340,000	3,423,500
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		850,000	881,034
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,215,000	1,242,338
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		1,714,000	1,716,143
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		2,260,000	2,316,500
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		3,119,000	2,955,253
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,893,000	3,015,953
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,739,000	2,869,103

			30,064,877
Consumer (0.2%)
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		115,000	117,013
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		2,020,000	2,095,750

			2,212,763
Consumer staples (4.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		3,745,000	3,866,713
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,565,000	1,570,869
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		2,685,000	2,771,618
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,236,125
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		3,352,000	3,473,510
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		990,000	1,014,750
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		3,250,000	2,864,063
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		200,000	218,750
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		815,000	858,806
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		2,557,000	1,457,490
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		1,075,000	1,134,125
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		3,345,000	3,508,069
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,185,000	4,279,163
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		3,362,000	3,437,645
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		2,765,000	2,923,988
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		2,765,000	2,858,319
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,780,000	1,864,550
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		3,385,000	3,533,094
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		861,000	900,098
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		3,958,000	4,155,900
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		2,520,000	2,636,550
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		3,145,000	3,518,469
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		1,130,000	1,302,325
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		2,130,000	2,209,780
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,540,000	1,636,250
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		4,010,000	3,238,075

			63,469,094
Energy (8.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		4,535,000	4,775,355
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)		1,105,000	1,129,863
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		1,210,000	1,116,225
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		560,000	484,400
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		1,350,000	1,242,000
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,492,000	2,504,460
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		2,547,000	2,553,368
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		560,000	462,532
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		1,100,000	1,023,000
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		1,530,000	879,750
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,895,000	2,333,219
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24		1,400,000	1,615,250
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		5,067,000	5,649,705
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		3,210,000	3,543,038
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		1,131,000	817,159
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		2,631,000	1,992,983
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		918,000	734,400
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		948,000	713,370
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		4,437,000	3,150,270
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	625,281
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	74,025
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		2,893,000	3,037,650
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		2,041,000	1,857,310
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		5,420,000	5,691,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		4,415,000	4,646,788
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		737,000	824,530
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		6,030,000	5,713,425
EnLink Midstream Partners LP sr. unsec. unsub. notes 4.15%, 6/1/25		1,100,000	1,050,500
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26 (In default)(NON)		1,415,000	1,181,525
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		4,330,000	4,481,550
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		4,254,000	4,461,383
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		2,516,000	2,075,700
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		537,000	510,821
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		1,985,000	1,875,825
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		3,180,000	3,195,900
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		4,135,000	3,308,000
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		340,000	303,025
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		1,230,000	1,353,094
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,085,000	979,213
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		1,062,000	706,230
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		1,340,000	1,082,050
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		715,000	647,075
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		2,495,000	2,320,350
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		702,000	565,110
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,250,000	2,900,625
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		1,985,000	1,912,567
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		968,000	580,800
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		1,697,000	1,196,385
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		2,190,000	219
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		4,230,000	423
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		875,000	743,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		2,713,000	2,373,875
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		15,000	12,750
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		248,000	230,640
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,809,000	1,702,721
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,545,000	1,552,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		705,000	779,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		1,115,000	1,209,775
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,566,400	1,589,896
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,230,000	1,283,813
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		1,865,000	1,846,350
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		1,150,000	889,813
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		84,000	86,833
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,040,000	2,091,000
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		675,000	694,292
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		1,923,000	1,220,720
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		1,592,000	1,771,100
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		2,110,000	2,189,125
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		542,000	556,905

			118,703,834
Entertainment (1.8%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		1,415,000	1,305,338
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		1,337,000	1,223,355
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		2,885,000	2,740,750
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		1,834,000	1,868,388
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		5,805,000	4,934,250
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		955,000	989,619
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		3,135,000	3,342,694
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		4,635,000	4,959,450
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		3,055,000	3,161,925

			24,525,769
Financials (8.3%)
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		2,824,000	2,884,010
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		8,622,000	12,049,245
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		2,865,000	3,280,425
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,737,000	2,327,580
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		1,010,000	1,105,950
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,635,000	1,831,200
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		3,505,000	3,789,781
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		2,907,000	3,255,840
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,980,000	2,187,900
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,405,000	2,612,431
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		1,685,000	1,756,613
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		1,115,000	1,206,296
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		2,400,000	2,520,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,812,000	2,450,730
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		1,905,000	1,969,294
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,407,000	1,534,413
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		2,043,000	1,777,410
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,418,970
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		2,130,000	2,324,363
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,221,000	1,340,243
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		2,044,000	2,130,870
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,782,000	2,823,730
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		2,045,000	2,139,581
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		1,985,000	2,044,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		1,757,000	1,785,551
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		847,000	884,056
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		1,265,000	1,298,206
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,065,000
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	1,030,000	2,167,043
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$793,000	819,764
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		4,395,000	4,625,738
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		1,370,000	1,496,725
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		1,100,000	1,124,750
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		665,000	701,575
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		2,060,000	2,132,100
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		1,087,000	1,088,359
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,753,850
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		3,745,000	5,018,300
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		1,800,000	1,828,620
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,243,145
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,300,538
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		2,849,000	3,230,054
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		3,010,000	3,085,250
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20 (In default)(NON)		2,485,000	1,217,650
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		1,070,000	1,136,875
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,350,000	2,209,000
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		3,092,000	3,076,540
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		1,493,000	1,522,860

			110,572,974
Forest products and packaging (2.2%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,711,000	4,887,663
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		3,680,000	3,781,200
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		4,195,000	4,006,225
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		2,842,000	2,984,100
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,361,000	2,431,830
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		1,385,000	1,421,356
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		520,000	535,600
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,790,000	1,843,700
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,280,000	1,262,656
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		5,428,000	6,432,180

			29,586,510
Gaming and lottery (2.6%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		1,120,000	1,183,000
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		1,095,000	1,160,700
Cirsa Finance International SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)		1,184,000	1,250,896
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,480,000	4,558,400
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		400,000	437,500
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,582,000	1,653,190
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		5,190,000	5,507,888
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		4,136,000	4,229,060
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,320,000	2,381,132
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		3,612,000	3,747,450
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		3,260,000	3,455,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		4,977,000	5,157,416

			34,722,232
Health care (8.1%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		1,065,000	931,875
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	2,098,200
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		2,650,000	3,001,125
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,780,000	3,085,800
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		885,000	928,126
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		2,345,000	2,629,331
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		2,090,000	2,210,175
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		1,045,000	1,095,087
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		5,525,000	5,690,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		3,475,000	3,670,156
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		1,155,000	1,195,772
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		835,000	895,538
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		1,895,000	1,985,960
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,910,000	1,957,311
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		1,160,000	1,240,098
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		9,350,000	9,047,060
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		2,681,000	1,855,815
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,070,400
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		2,110,000	1,603,600
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		635,000	642,144
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.272%, 8/28/23		1,050,000	1,099,646
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		875,000	546,875
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,101,000	732,165
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		2,970,000	3,351,735
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		2,330,000	2,544,728
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		1,115,000	1,244,619
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23		1,840,000	2,032,050
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		1,215,000	1,242,338
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,735,000	3,856,388
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		3,215,000	1,478,900
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,395,000	2,559,752
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		670,000	683,400
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		1,856,000	1,791,040
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,434,700
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		905,000	943,463
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,080,000	4,204,440
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		2,030,000	2,065,525
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,395,000	1,435,106
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		5,428,000	5,848,127
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		1,110,000	1,151,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		4,410,000	4,558,838
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		5,985,000	6,150,186
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,275,000	2,756,404
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes zero %, 4/15/24 (Israel)		2,970,000	2,680,425
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		1,615,000	1,690,986
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		870,000	927,638

			107,845,422
Homebuilding (1.7%)
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		3,336,000	3,436,080
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,569,000	1,749,435
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		2,778,000	2,892,593
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		1,082,000	1,137,453
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		4,768,000	5,840,800
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		665,000	575,225
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		2,941,000	3,161,575
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		3,826,000	3,806,870

			22,600,031
Lodging/Tourism (0.8%)
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. unsub. bonds 4.875%, 1/15/30		1,290,000	1,380,300
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,680,000	3,873,200
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,653,200
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		2,060,000	2,160,425

			10,067,125
Media (1.2%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		3,289,000	3,420,560
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		2,220,000	2,344,742
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		3,060,000	3,021,750
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		4,226,000	4,247,130
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		2,566,000	2,630,150
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		775,000	811,813

			16,476,145
Metals (3.4%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,482,000	2,661,945
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		1,505,000	1,538,863
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		374,000	418,880
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		2,810,000	3,361,567
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		4,775,000	5,049,563
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		925,000	964,313
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		1,104,000	1,137,120
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		1,685,000	1,758,719
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		485,000	443,775
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,245,000	1,995,244
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		2,341,000	2,468,819
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,111,000	1,013,788
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		2,610,000	2,649,098
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		1,283,000	1,347,150
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		907,000	887,726
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		4,688,000	4,951,700
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		3,515,000	3,677,569
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		1,215,000	1,269,675
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		480,000	483,600
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,520,000	1,566,360
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		235,000	238,760
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		450,000	461,000
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		3,235,000	3,089,425
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		1,771,000	1,869,291

			45,303,950
Publishing (0.3%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		3,160,000	3,333,800

			3,333,800
Regional Bells (0.5%)
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		4,085,000	2,073,138
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		4,501,000	4,377,223

			6,450,361
Retail (0.8%)
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		2,935,000	2,973,449
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		1,955,000	2,047,863
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		2,570,000	2,650,313
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		2,474,000	2,474,000

			10,145,625
Technology (3.9%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		8,845,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		3,967,000	3,609,970
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,020,000	1,038,870
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		675,000	684,281
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,435,000	8,389,387
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,663,000	2,807,388
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		1,105,000	1,197,544
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		1,036,000	950,530
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		2,525,000	2,566,031
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		2,885,000	3,785,469
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		2,671,000	2,717,475
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		1,785,000	1,905,523
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		2,698,000	2,859,880
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		4,631,000	4,862,550
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		6,393,000	6,567,529
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		4,349,000	4,240,275
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		2,970,000	3,039,647

			51,222,349
Telecommunications (4.5%)
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		1,755,000	1,798,875
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		689,000	711,393
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		3,894,000	3,475,395
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		2,450,000	1,041,250
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		4,397,000	4,750,211
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		900,000	957,375
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		5,796,000	5,158,440
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Bermuda)		1,000,000	992,500
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		5,526,000	5,671,058
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		1,961,000	1,994,749
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,814,000	5,018,595
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		3,395,000	3,624,163
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,928,000	5,463,920
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		370,000	382,950
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		10,670,000	12,003,750
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		5,900,000	6,346,630

			59,391,254
Telephone (0.9%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,590,000	3,717,445
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		2,691,000	2,911,339
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25		880,000	916,802
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		2,750,000	2,894,320
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		1,145,000	1,187,938

			11,627,844
Textiles (0.3%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,217,578
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,265,131

			3,482,709
Transportation (0.2%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,185,000	3,244,719

			3,244,719
Utilities and power (3.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		5,201,000	5,415,541
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		1,510,000	1,618,765
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		1,610,000	1,634,150
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		1,180,000	1,212,922
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		5,017,000	5,092,255
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,824,000	1,846,800
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		920,000	938,400
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		4,677,000	5,685,815
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,840,000	2,019,400
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		2,327,000	2,513,160
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,392,000	2,577,381
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,500,000	1,575,768
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		965,000	998,443
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		2,329,000	2,485,206
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		1,345,000	2,018
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		1,573,000	1,689,009
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		1,430,000	1,476,475
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		975,000	996,250
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		570,000	576,258
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,408,138
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,769,500

			45,531,654

Total corporate bonds and notes (cost $1,095,191,028)			$1,110,794,776

SENIOR LOANS (5.8%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.256%, 9/6/24	$1,189,456	$1,085,378

		1,085,378
Capital goods (0.5%)
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.112%, 5/31/25	1,358,141	1,343,880
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.112%, 3/28/25	2,266,575	2,169,112
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.33%, 11/15/23	2,779,817	2,608,394

		6,121,386
Communication services (0.6%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.612%, 8/4/25	2,550,000	2,582,671
CenturyLink, Inc. bank term loan FRN Ser. B, 4.862%, 1/31/25(FWC)	1,955,000	1,925,675
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.395%, 8/19/23	3,196,588	3,067,126

		7,575,472
Consumer cyclicals (2.5%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.10%, 7/2/22	832,645	550,239
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.362%, 2/28/25	1,325,278	1,314,925
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.676%, 8/9/26(FWC)	2,560,000	2,556,800
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	2,023,095	2,000,336
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.10%, 5/1/26	1,409,601	1,413,125
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.509%, 5/21/24	2,770,730	2,043,413
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.256%, 10/16/23	1,370,717	1,046,314
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.70%, 11/6/24	4,337,193	4,315,507
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 6.21%, 3/11/22	2,473,200	2,395,141
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.862%, 10/1/25	6,431,680	6,458,095
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.125%, 2/28/26	1,915,000	1,627,750
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.375%, 2/28/25	1,920,053	1,776,049
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.145%, 2/8/26	1,065,000	1,067,663
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.33%, 11/28/22	2,850,904	2,815,267
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 5/30/26	2,815,000	2,591,208

		33,971,832
Consumer staples (0.7%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.112%, 7/12/24	2,126,160	2,106,669
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.515%, 6/21/24	3,030,239	2,877,885
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.766%, 8/14/26(FWC)	3,505,000	3,385,245
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	1,736,289	1,367,327

		9,737,126
Energy (0.8%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.491%, 12/31/21	2,780,000	2,474,200
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.866%, 12/31/22	1,820,000	1,650,134
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.862%, 4/16/21	773,828	768,669
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.87%, 6/26/25	2,464,170	2,442,562
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.875%, 5/25/25	4,317	4,249
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.145%, 5/9/26	1,878,000	1,831,050
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.26%, 9/27/24	1,801,388	1,696,307

		10,867,171
Financials (0.1%)
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.12%, 3/24/25	884,659	884,659

		884,659
Health care (0.2%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.83%, 4/21/24	2,422,408	1,996,973
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.563%, 6/1/25	916,500	863,228

		2,860,201
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.439%, 12/15/24	1,398,751	1,367,279
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.503%, 11/1/24	2,297,000	2,352,512
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	601,593	556,097

		4,275,888

Total senior loans (cost $81,288,501)		$77,379,113

COMMON STOCKS (1.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	15,824	$174,900
Ally Financial, Inc.	88,915	2,787,485
Avaya Holdings Corp.(NON)	100,794	1,423,211
Charter Communications, Inc. Class A(NON)	7,515	3,078,069
CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)	10,782	1,078
CIT Group, Inc.	45,833	1,952,027
Clear Channel Outdoor Holdings, Inc.(NON)	169,916	441,782
GenOn Energy, Inc.	3,035	576,650
iHeartMedia, Inc. Class A(NON)	68,669	947,632
Live Nation Entertainment, Inc.(NON)	17,645	1,226,504
MWO Holdings, LLC (Units)(F)	918	31,056
Nine Point Energy(F)	40,508	81,016
T-Mobile US, Inc.(NON)	25,645	2,001,592
Tervita Corp. (Canada)(NON)	2,845	14,189
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	80,534
Tribune Media Co. Class 1C	297,958	163,877

Total common stocks (cost $18,978,442)		$14,981,602

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)	$809,256	$234,684
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	1,148,000	1,056,450
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	2,040,000	2,480,235
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	2,365,000	2,679,716

Total convertible bonds and notes (cost $6,648,607)		$6,451,085

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	2,296	$2,985,030
EPR Properties Ser. C, $1.438 cv. pfd.(R)	58,913	1,981,244
Nine Point Energy 6.75% cv. pfd.(F)	552	110,400

Total convertible preferred stocks (cost $4,146,983)		$5,076,674

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	3,590	$46,670

Total warrants (cost $79,976)				$46,670

SHORT-TERM INVESTMENTS (7.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.19%(AFF)	Shares	98,565,351	$98,565,351
U.S. Treasury Bills 2.030%, 10/10/19		$25,000	24,949
U.S. Treasury Bills 2.053%, 12/12/19		103,000	102,460
U.S. Treasury Bills 2.012%, 11/7/19		604,000	601,879

Total short-term investments (cost $99,294,492)			$99,294,639
TOTAL INVESTMENTS

Total investments (cost $1,305,628,029)			$1,314,024,559

	FORWARD CURRENCY CONTRACTS at 8/31/19 (aggregate face value $4,671,916) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/18/19	$918,816	$943,087	$24,271
	Goldman Sachs International
		British Pound	Sell	9/18/19	2,375,438	2,478,398	102,960
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	10/16/19	1,238,288	1,250,431	(12,143)

	Unrealized appreciation						127,231

	Unrealized (depreciation)						(12,143)

	Total						$115,088
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,327,835,043.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $235,762, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$61,895,331	$299,116,894	$262,446,874	$1,668,786	$98,565,351

	Total Short-term investments	$61,895,331	$299,116,894	$262,446,874	$1,668,786	$98,565,351
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $9,713 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $113,726 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,143 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$14,189	$—	$—
Communication services	5,079,661	—	—
Consumer cyclicals	2,615,918	163,877	—
Energy	—	1,078	112,072
Financials	4,739,512	—	—
Health care	174,900	—	—
Technology	1,423,211	—	—
Utilities and power	—	657,184	—

Total common stocks	14,047,391	822,139	112,072
Convertible bonds and notes	—	6,451,085	—
Convertible preferred stocks	—	4,966,274	110,400
Corporate bonds and notes	—	1,110,792,116	2,660
Senior loans	—	77,379,113	—
Warrants	46,670	—	—
Short-term investments	98,565,351	729,288	—

Totals by level	$112,659,412	$1,201,140,015	$225,132
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$115,088	$—

Totals by level	$—	$115,088	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$12,300,000
Warrants (number of warrants)	6,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com